IFRSs not yet adopted (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Ifrss Not Yet Adopted [Abstract]
Disclosure Of Lease Liability [Table Text Block]
Based on of the currently available information, a reconciliation between the amount of future minimum lease payments under non-cancellable operating leases at
December 31, 2018
and the opening balance of the lease liability at
January 1, 2019
is provided below:

(€ billion)
Future minimum lease payments under non-cancellable operating leases at December 31, 2018	4.0
- Recognition of the shares of leases related to followers	2.0
- Effect of discounting	(1.5)
- Extension options	1.2
- Other changes	0.1
Lease liability at January 1, 2019	5.8